Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     April 28, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   62

Form13F Information Table Value Total:     $   121,672(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES MSCI INDEX             COM              464287465      213     3800 SH       Sole                                       3800
VANGUARD ALL WORLD INDX        COM              922042775     1009    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      810    56900 SH       Sole                                      56900
AMER EXPRESS                   COM              025816109     5442   131900 SH       Sole                                     131900
AT & T CORP                    COM              00206R102     1413    54700 SH       Sole                                      54700
BANKAMERICA                    COM              060505104     5375   301100 SH       Sole                                     301100
COCA COLA                      COM              191216100     1994    36250 SH       Sole                                      36250
CONOCO PHILLIPS                COM              20825C104     2216    43300 SH       Sole                                      43300
CRANE CO                       COM              224399105      611    17200 SH       Sole                                      17200
EXXON MOBIL CORP               COM              30231G102     4036    60250 SH       Sole                                      60250
GENERAL ELECTRIC               COM              369604103     6669   366450 SH       Sole                                     366450
HOME DEPOT                     COM              437076102     2996    92600 SH       Sole                                      92600
ILLINOIS TOOLS WORKS           COM              452308109     1184    25000 SH       Sole                                      25000
INTEL                          COM              458140100     1914    86000 SH       Sole                                      86000
JOHNSON & JOHNSON              COM              478160104     2275    34900 SH       Sole                                      34900
JOHNSON CONTROLS INC           COM              478366107      810    24550 SH       Sole                                      24550
KELLOGG                        COM              487836108     1699    31800 SH       Sole                                      31800
KRAFT FOODS                    COM              50075N104     3063   101300 SH       Sole                                     101300
LOWE'S                         COM              548661107     1591    65650 SH       Sole                                      65650
MANPOWER INC                   COM              56418H100     3393    59400 SH       Sole                                      59400
MCDONALDS                      COM              580135101     3296    49400 SH       Sole                                      49400
MERCK                          COM              589331107     2566    68700 SH       Sole                                      68700
MICROSOFT                      COM              594918104     1807    61700 SH       Sole                                      61700
OFFICE DEPOT                   COM              676220106      239    30000 SH       Sole                                      30000
PEPSICO                        COM              713448108     3129    47300 SH       Sole                                      47300
PFIZER                         COM              717081103      556    32425 SH       Sole                                      32425
PROCTER & GAMBLE               COM              742718109     4733    74800 SH       Sole                                      74800
WAL MART STORES                COM              931142103     4637    83400 SH       Sole                                      83400
WALGREEN                       COM              931422109     1150    31000 SH       Sole                                      31000
WASTE MGT                      COM              94106L109     1739    50500 SH       Sole                                      50500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      294     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     3144    28950 SH       Sole                                      28950
ENERGY INDEX                   COM              81369Y506     1605    27900 SH       Sole                                      27900
FINANCIAL SECTOR SPDR          COM              81369Y605     1163    72900 SH       Sole                                      72900
ISHARES S&P 100 INDEX          COM              464287101     1291    24100 SH       Sole                                      24100
QQQQ INDEX                     COM              73935A104      790    16400 SH       Sole                                      16400
S&P 500 INDEX                  COM              78462F103     7254    62000 SH       Sole                                      62000
S&P MIDCAP 400 INDEX           COM              595635103      472     3300 SH       Sole                                       3300
TECHNOLOGY SECTOR INDEX        COM              81369Y803      698    30200 SH       Sole                                      30200
VANGUARD LARGE CAP             COM              922908637      826    15500 SH       Sole                                      15500
VANGUARD MCSI GROWTH           COM              922908736     2055    37000 SH       Sole                                      37000
PROSHARES ULTRASHORT TREASURY  COM              74347R297      487    10000 SH       Sole                                      10000
DB COMMODITY INDX              COM              73935S105      248    10535 SH       Sole                                      10535
STREETTRACKS GOLD              COM              78463V107      665     6100 SH       Sole                                       6100
US NATURAL GAS FD              COM              912318102      949   137400 SH       Sole                                     137400
GERDAU AMERISTEEL ADR          ADR              37373P105     1392   177750 SH       Sole                                     177750
BP AMOCO                       ADR              055622104      308     5400 SH       Sole                                       5400
NOKIA ADR                      ADR              654902204      272    17500 SH       Sole                                      17500
UNILEVER NV                    ADR              904784709     1351    44800 SH       Sole                                      44800
VODAFONE GROUP PLC ADR         ADR              92857W209     1057    45400 SH       Sole                                      45400
DJ STOXX 50 FUND               COM              78463X103     1616    47050 SH       Sole                                      47050
ISHARES MSCI AUSTRIA INDEX     COM              464286202      656    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      686    17900 SH       Sole                                      17900
CEMEX ADR                      ADR              151290889     3719   364264 SH       Sole                                     364264
FEMSA ADR                      ADR              344419106     1535    32300 SH       Sole                                      32300
GRUMA ADR                      ADR              400131306      131    14600 SH       Sole                                      14600
PETROBRAS ADR                  ADR              71654V408     1628    36600 SH       Sole                                      36600
CHINA MOBILE ADR               ADR              16941M109     4227    87850 SH       Sole                                      87850
HONDA MOTOR ADR                ADR              438128308     2806    79500 SH       Sole                                      79500
TOYOTA ADR                     ADR              892331307     2606    32400 SH       Sole                                      32400
ISHARES HK CHINA 25 INDEX      COM              464287184     2282    54200 SH       Sole                                      54200
ISHARES SINGAPORE INDEX        COM              464286673      894    77700 SH       Sole                                      77700